Investment in Operating Leases (Investment in Operating Leases) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	¥ 1,938,515	¥ 1,919,826
Accumulated depreciation	(634,478)	(605,415)
Net	1,304,037	1,314,411
Accrued rental receivables	31,922	30,515
Investment in Operating Leases	1,335,959	1,344,926
Transportation equipment
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	1,304,925	1,249,683
Measuring and information-related equipment
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	266,436	245,492
Real Estate Asset
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	336,002	395,533
Other
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	¥ 31,152	¥ 29,118